Trade and other receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and other receivables

	$ million
	Dec 31, 2024		Dec 31, 2023
	Current	Non-current	Current	Non-current
Trade receivables	31,041	—	36,273	—
Lease receivables	189	875	188	1,032
Other receivables	8,014	3,528	9,642	2,801
Amounts due from joint ventures and associates	903	152	1,014	278
Prepayments and deferred charges	5,713	1,463	6,156	2,187
Total	45,860	6,018	53,273	6,298
The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.
Other receivables at December 31, 2024, included current indirect tax receivables of $1.5 billion (2023: $1.5 billion), government subsidies of $795 million (2023:$484 million), non-current income tax receivables of $680 million (2023: $568 million) and current income tax receivables of $391 million (2023: $558 million).
Provisions for impairments deducted from trade and other receivables amounted to $1,253 million at December 31, 2024 (2023: $1,251 million).
Allowance for expected credit losses -- trade receivables
Shell uses a provision matrix to calculate expected credit losses (ECLs) for trade receivables. The provision matrix is initially based on Shell's historical observed default rates. Shell calculates the ECL to adjust the historical credit loss experienced with forward-looking information.
The ECL at December 31, 2024, was $113 million (2023: $185 million), which represents 0.36-0.51% (2023: 0.51-0.54%) of all trade receivables.
A loss allowance provision of $414 million (2023: $415 million) was established in addition to all other impairments to trade receivables as at December 31, 2024, that are outside of the provision matrix calculations.

Lease receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2024	Dec 31, 2023
Less than one year	234	238
Between 1 and 5 years	732	848
5 years and later	316	453
Total undiscounted lease payments receivable	1,282	1,539
Unearned finance income	218	260
Net investment in leases	1,064	1,279
In addition, at December 31, 2024, Shell is entitled to future contractual payments under operating leases of $277 million (2023: $312 million).